SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 3 – SUBSEQUENT EVENTS:

On July 29, 2024, the Company entered into a Sales Agreement with the Sales Agent, pursuant to which the Company may offer and sell, from time to time, Ordinary Shares in an “at-the-market” offering, for an aggregate offering price of up to $7,100. The Company will pay the Sales Agent a commission equal to 3.0% of the gross sales price per share sold pursuant to the terms of the Sales Agreement. The Company is not obligated to sell any Ordinary Shares under the Sales Agreement and no assurance can be given that the Company will sell any Ordinary Shares under such agreement, or, if it does, as to the price or number of such shares that the Company sell or the dates on which any such sales will take place.

Each time that the Company wishes to issue and sell its Ordinary Shares under the Sales Agreement, the Company will provide the Sales Agent with a placement notice describing the amount of Ordinary Shares to be sold, the time period during which sales are requested to be made, any limitation on the amount of Ordinary Shares that may be sold in any single day, any minimum price below which sales may not be made or any minimum price requested for sales in a given time period and any other instructions relevant to such requested sales. Upon receipt of a placement notice, the Sales Agent, acting as the Company’s sales agent, will use commercially reasonable efforts, consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations and the rules of the NYSE American, to sell the Company’s Ordinary Shares under the terms and subject to the conditions of the placement notice and the Sales Agreement. The Company or the Sales Agent may suspend the offering of Ordinary Shares pursuant to a placement notice upon notice and subject to other conditions.